Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary of stock option activity

		Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2008	39,431,433	$16.73-$39.00	$27.35

Options forfeited	(1,487,601)	$17.08-$39.00	$27.69
Outstanding at December 31, 2009	37,943,832	$16.73-$39.00	$27.33

Options forfeited	(2,646,937)	$17.08-$39.00	$29.55
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable [Table Text Block]

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life
9,152,774	$31.09-$33.70	$31.11	0.25
97,850	$25.90-$27.21	$26.05	1.84
17,086,847	$19.18-$22.83	$21.02	1.77
115,681	$16.73-$17.08	$17.03	2.73

Summary of grants under the outstanding stock award plans

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
February 27, 2009	2008 Employee Plan	50,400	—	(33,589)
May 20, 2009	2009 Supervisory Board	165,000	(7,500)	—
July 28, 2009	2009 Employee Plan	5,575,240	—	(1,827,349)
November 30, 2009	2009 Employee Plan	8,300	—	(2,762)
May 27, 2010	2010 Supervisory Board	172,500	(7,500)	—
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
May 3, 2011	2011 Supervisory Board	172,500	(30,000)	—
July 25, 2011	2011 Employee Plan	5,881,630	—	(* )
November 14, 2011	2011 Employee Plan	95,000	—	(* )

(*)	As at December 31, 2011, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of nonvested share activity

Nonvested Shares	Outstanding as at December 31, 2010	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2011
2008 Employee Plan	628,510	—	(3,531)	—	(624,979)	—
2009 Employee Plan	2,774,056	—	(31,144)	—	(1,485,874)	1,257,038
2010 Employee Plan	6,506,820	—	(73,852)	(2,149,972)	(1,058,438)	3,224,558
2011 Employee Plan	—	5,976,630	(30,815)	—	—	5,945,815
2008 Supervisory Board Plan	42,500	—	—	—	(42,500)	—
2009 Supervisory Board Plan	95,000	—	—	—	(60,000)	35,000
2010 Supervisory Board Plan	150,000	—	—	—	(75,000)	75,000
2011 Supervisory Board Plan	—	172,500	(30,000)	—	—	142,500

Total	10,196,886	6,149,130	(169,342)	(2,149,972)	(3,346,791)	10,679,911

Classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income

	December 31, 2011	December 31, 2010	December 31, 2009
Cost of sales	5	6	7
Selling, general and administrative	16	18	19
Research and development	8	10	11
Earnings (loss) on equity-method investments and gain on investment divestiture	—	—	1
Total pre-payroll tax and social contribution compensation	29	34	38

Accumulated balances related to each component of Other comprehensive income (loss)

	Foreign currency translation adjustment	Unrealized gain (loss) on securities, net of tax	Unrealized gain (loss) on derivatives, net of tax	Unrealized gain (loss) on defined benefit pension plans, net of tax	Accumulated other comprehensive income (loss)
Balance as of December 31, 2008	1,164	(16)	11	(65)	1,094
Other comprehensive income (loss)	61	10	(5)	4	70
Balance as of December 31, 2009	1,224	(6)	6	(60)	1,164
Other comprehensive income (loss)	(255)	28	55	(13)	(185)
Balance as of December 31, 2010	969	22	61	(73)	979
Other comprehensive income (loss)	(101)	(32)	(116)	(60)	(309)
Balance as of December 31, 2011	868	(10)	(55)	(133)	670